PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.7%
Asset-Backed Securities 9.1%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.326%(c)	07/20/35		275	$276,844
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	8.001(c)	07/15/30		250	250,000
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.315(c)	04/15/35	EUR	250	258,869
Carlyle US CLO Ltd. (Cayman Islands), Series 2023-05A, Class B, 144A	—(p)	01/27/36		500	500,000
Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	8.197(c)	07/25/36		150	150,811
HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.281(c)	07/20/36		100	100,184
ICG US CLO Ltd. (United Kingdom), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.395(c)	07/18/36		500	501,930
Mountain View CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.430(c)	09/14/36		200	199,385
Nassau Ltd. (United Kingdom), Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.620% (Cap N/A, Floor 3.620%)	9.014(c)	01/15/31		250	250,247
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.566(c)	01/20/35		250	250,017
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.258(c)	10/20/33		250	250,193
Sound Point CLO Ltd., Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.990(c)	10/25/34		250	221,890
Symphony CLO Ltd. (Bermuda), Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.894(c)	01/14/34		500	500,000

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311%(c)	01/15/36	500	$500,000
Trinitas CLO Ltd. (Cayman Islands), Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.374(c)	04/22/34	250	243,879

Total Asset-Backed Securities (cost $4,442,200)				4,454,249
Corporate Bonds 12.3%
Aerospace & Defense 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	109	109,000
Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	75	62,813
Auto Manufacturers 0.2%
General Motors Co., Sr. Unsec’d. Notes	5.600	10/15/32	105	102,647
Banks 8.9%
Bank of America Corp., Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	500	432,308
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	400	349,063
Jr. Sub. Notes	7.625(ff)	11/15/28(oo)	400	398,322

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	600	506,883
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,100	2,011,315
Wells Fargo & Co., Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	725	652,627
				4,350,518

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 0.7%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625%	02/01/29	100	$90,665
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	132,747

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	97,708
				321,120
Environmental Control 0.1%
GFL Environmental, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	01/15/31	50	50,375
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30	38	31,895
Machinery-Diversified 0.2%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	80	81,612
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400	04/01/33	75	66,451
Oil & Gas 0.3%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	92,420
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	75	72,522
				164,942
Packaging & Containers 0.1%
Sealed Air Corp., Gtd. Notes, 144A	5.000	04/15/29	50	46,965
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	24,718
				71,683

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.3%
Energy Transfer LP, Sr. Unsec’d. Notes	3.750%	05/15/30	75	$67,345
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	75	66,208
				133,553
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	60	42,763
Gtd. Notes	9.750	06/15/25	5	4,961
Sr. Unsec’d. Notes	4.750	05/01/24	5	4,753
Sr. Unsec’d. Notes	4.750	02/15/28	5	3,653
				56,130
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	59,260
Telecommunications 0.8%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $2,831; purchased 11/14/23)^(f)	0.000(s)	12/31/30	3	2,831
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $1; purchased 11/14/23)^(f)	0.000(s)	12/31/30	6	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $249; purchased 11/14/23)^(f)	0.000(s)	12/31/30	—(r)	249
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000(s)	12/31/30	5	—
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $16,800; purchased 03/15/23)(f)	8.000	12/31/26(d)	80	1,600
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $70,049; purchased 10/18/23)(f)	13.000	12/31/25(d)	100	68,000
Sr. Sec’d. Notes, 144A (original cost $180,806; purchased 09/07/23)(f)	8.750	05/25/24	200	184,000

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23(d)	200	4,000

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250%	07/01/28	75	$42,000
Gtd. Notes, 144A	4.625	09/15/27	25	15,250
Sr. Sec’d. Notes, 144A	3.400	03/01/27	25	23,625
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	46,377
				387,932

Total Corporate Bonds (cost $6,020,865)				6,049,931
Floating Rate and Other Loans 74.3%
Advertising 0.5%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.990(c)	12/17/26	282	258,072
Aerospace & Defense 0.4%
Transdigm, Inc., Term Loan, 1 Month SOFR + 3.250%	8.597(c)	02/28/31	200	199,793
Agriculture 0.3%
Alltech, Inc.,
Term A Loan, 1 Month SOFR + 3.600%	8.948(c)	10/15/26	99	93,997
Term B Loan, 1 Month SOFR + 4.114%	9.463(c)	10/13/28	49	48,504
				142,501
Airlines 2.8%
Air Canada (Canada), Term Loan, 3 Month SOFR + 3.762%	9.139(c)	08/11/28	148	147,860
American Airlines, Inc.,
Initial Term Loan, 3 Month SOFR + 4.750%	10.427(c)	04/20/28	350	354,995
Seventh Amendment Extended Term Loan, 6 Month SOFR + 3.178%	8.598(c)	02/15/28	124	121,956
Term Loan	—(p)	06/04/29	200	198,583

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Airlines (cont’d.)

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month SOFR + 5.400%	10.798%(c)	06/21/27	150	$154,415
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.207(c)	04/21/28	394	394,079
				1,371,888
Auto Parts & Equipment 1.7%
Dexko Global, Inc.,
2023 Incremental Term Loan, 3 Month SOFR + 4.250%	9.640(c)	10/04/28	75	73,750
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 4.012%	9.402(c)	10/04/28	74	72,351

First Brands Group LLC, 2022-Ii Incremental Term Loan, 6 Month SOFR + 5.000%	10.881(c)	03/30/27	174	170,988
Power Solutions, 2023 Term Loan, 1 Month SOFR + 3.750%	9.098(c)	05/06/30	175	175,088
Tenneco, Inc., Term B Loan, 3 Month SOFR + 5.100%	10.483(c)	11/17/28	275	227,268
Truck Hero, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	8.963(c)	01/31/28	98	94,422
				813,867
Banks 0.1%
Walker & Dunlop, Inc., Incremental Term B Loan, 1 Month SOFR + 3.100%^	8.448(c)	12/16/28	50	49,501
Beverages 0.5%
City Brewing Co. LLC, First Lien Closing Date Term Loan, 3 Month SOFR + 3.762%	9.164(c)	04/05/28	97	78,110
Pegasus Bidco BV (Netherlands), Facility Term Loan B2, 3 Month SOFR + 4.250%	9.630(c)	07/12/29	149	148,503
				226,613

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials 2.8%
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	10.948%(c)	08/01/28	198	$195,587
CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.850%	9.198(c)	11/23/27	198	186,201
Emerald Borrower LP, Initial Term B Loan, 1 Month SOFR + 3.000%	8.348(c)	05/31/30	325	325,058
Hunter Douglas, Inc. (Netherlands), Tranche B-1 Term loan, 3 Month SOFR + 3.500%	8.887(c)	02/26/29	173	166,558
Smyrna Ready Mix Concrete LLC, New Term B Loan, 1 Month SOFR + 3.500%	8.831(c)	04/02/29	251	251,165
Summit Materials LLC, Term Loan^	—(p)	12/31/28	50	50,000
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%	10.463(c)	10/12/28	149	147,498
Watlow Electric Manufacturing Co., Term Loan	—(p)	03/02/28	50	49,458
				1,371,525
Chemicals 3.3%
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	10.317(c)	08/27/26	236	218,909
Cyanco Intermediate 2 Corp., Term Loan B, 1 Month SOFR + 4.750%	10.098(c)	07/10/28	125	124,349
Geon Performance Solutions LLC, Initial Term Loan, 3 Month SOFR + 5.012%	10.402(c)	08/18/28	123	120,273
Ineos Finance PLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.600%	8.948(c)	02/18/30	75	74,131
Ineos US Petrochem LLC, 2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.198(c)	03/14/30	75	72,194
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.233(c)	06/28/28	129	115,232
Kraton Corp., Initial Dollar Term Loan, 3 Month SOFR + 3.512%	8.921(c)	03/15/29	100	95,582
LSF11 A5 HoldCo, LLC, Incremental Term Loan, 1 Month SOFR + 4.350%	9.698(c)	10/15/28	190	187,156
Nouryon Finance BV,
2023 Term Loan, 1 Month SOFR + 4.100%	9.423(c)	04/03/28	100	98,877

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Nouryon Finance BV, (cont’d.)
Extended Dollar Term Loan, 3 Month SOFR + 4.100%	9.467%(c)	04/03/28	249	$247,103
Olympus Water US Holding Corp.,
2022 Incremental Term Loan, 3 Month SOFR + 4.600%	9.990(c)	11/09/28	98	97,269
Initial Dollar Term Loan, 3 Month SOFR + 4.012%	9.402(c)	11/09/28	99	97,966

Vantage Specialty Chemicals, Inc., First Lien 2023 Other Term Loan, 1 Month SOFR + 4.750%	10.081(c)	10/26/26	99	92,799
				1,641,840
Commercial Services 8.0%
Albion Financing SARL, 2023 Incremental USD Term Loan, 3 Month SOFR + 5.500%	10.878(c)	08/17/26	75	74,485
Allied Universal Holdco LLC, Amendment No. 3 Term Loan, 1 Month SOFR + 4.750%	10.098(c)	05/12/28	140	137,690
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1 Month SOFR + 4.000%	9.331(c)	02/15/29	122	121,785
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 Month SOFR + 5.364%	10.713(c)	06/29/28	148	143,915
Cimpress PLC, Tranche B-1 Term Loan, 1 Month SOFR + 3.614%	8.963(c)	05/17/28	148	146,309
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.963(c)	06/02/28	251	234,855
Electro Rent Corp., Extended Term Loan, 3 Month SOFR + 5.600%	11.002(c)	11/01/24	99	94,178
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	7.380(c)	08/11/25	313	292,180
GTCR W Merger Sub LLC, Term Loan	—(p)	07/05/31	475	474,703
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%	11.598(c)	03/06/28	254	245,295

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.848%(c)	02/08/28	123	$122,130
Kuehg Corp., Initial Term Loan, 3 Month SOFR + 5.000%	10.390(c)	06/12/30	175	175,055
Latham Pool Products, Inc., Initial Term Loan, 3 Month SOFR + 4.150%	9.528(c)	02/23/29	215	204,987
Learning Care Group (US) No. 2, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	10.122(c)	08/11/28	150	150,031
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.512%	9.900(c)	09/01/28	172	163,214
NAB Holdings LLC, First Lien Term Loan, 3 Month SOFR + 3.150%	8.540(c)	11/23/28	148	148,129
Omnia Partners, LLC, Initial Term Loan, 3 Month SOFR + 4.250%	9.628(c)	07/25/30	183	182,963
Ryan, LLC, Initial Term Loan, 1 Month SOFR + 4.500%	9.848(c)	11/14/30	127	125,717
Spectrum Group Buyer, Inc., Term Loan B, 6 Month SOFR + 6.500%	11.953(c)	05/19/28	146	131,137
The Hertz Corporation, 2023 Incremental Term Loan, 1 Month SOFR + 3.750%	9.080(c)	06/30/28	325	320,870
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	9.448(c)	11/02/27	150	140,264
VT Topco, Inc., Initial Term Loan, 1 Month SOFR + 4.250%	9.598(c)	08/09/30	75	74,930
				3,904,822
Computers 3.4%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, PRIME + 4.000%	12.500(c)	01/04/26	197	118,258
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.170(c)	03/01/29	296	291,796
NCR Atleos, LLC, Term B Loan, 1 Month SOFR + 4.850%	10.198(c)	03/27/29	425	414,729
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.198(c)	02/01/28	295	292,937

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Computers (cont’d.)
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month SOFR + 4.614%	9.963%(c)	10/31/25	123	$97,880
Redstone Holdco LP, First Lien Initial Term Loan, 1 Month SOFR + 4.864%	10.207(c)	04/27/28	61	46,403
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	10.402(c)	05/18/28	175	168,848
Tempo Acquisition LLC, Fifth Incremental Term, 1 Month SOFR + 2.750%	8.098(c)	08/31/28	25	24,820
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.641(c)	08/20/25	221	209,648
				1,665,319
Distribution/Wholesale 0.6%
AIP RD Buyer Corp., 2023 Incremental Term Loan, 1 Month SOFR + 5.000%^	10.348(c)	12/22/28	50	49,688
FPC Holdings, Inc., Term Loan B, 1 Month SOFR + 4.500%	9.848(c)	09/29/28	50	49,384
Gloves Buyer, Inc., Amendment No. 5 First Lien Incremental Term Loan, 1 Month SOFR + 5.114%^	10.463(c)	12/29/27	45	43,765
Windsor Holdings III LLC, Dollar Term B Loan, 1 Month SOFR + 4.500%	9.820(c)	08/01/30	140	140,214
				283,051
Diversified Financial Services 2.1%
Avolon TLB Borrower 1 (US) LLC (Ireland), Term Loan B-6, 1 Month SOFR + 2.500%	7.831(c)	06/22/28	103	102,871
Castlelake Aviation One DAC, Initial Term Loan, 3 Month SOFR + 3.012%	8.421(c)	10/22/26	133	132,928
Eisner Advisory Group LLC, 2022 Incremental Term Facility, 1 Month SOFR + 5.364%	10.713(c)	07/28/28	124	124,154
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.463(c)	03/20/28	296	293,295

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services (cont’d.)
LHS Borrower LLC, Initial Term Loan, 1 Month SOFR + 4.850%	10.198%(c)	02/16/29	174	$151,765
VFH Parent LLC, Initial Term Loan, 1 Month SOFR + 3.100%	8.448(c)	01/13/29	242	241,218
				1,046,231
Electric 0.8%
Generation Bridge Northeast LLC, Term B Loan, 1 Month SOFR + 4.250%	9.598(c)	08/22/29	174	174,581
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	11.133(c)	01/29/27	210	197,244
Extended Term C Loan, 3 Month SOFR + 5.750%	11.133(c)	01/29/27	12	11,156
				382,981
Electronics 0.9%
II-VI, Inc., Term Loan B, 1 Month SOFR + 2.864%	8.213(c)	07/02/29	271	270,269
Ingram Micro, Inc., Term B Loan, 3 Month SOFR + 3.262%	8.653(c)	06/30/28	180	179,272
				449,541
Energy-Alternate Sources 0.2%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.864%	8.213(c)	03/24/28	123	110,915
Engineering & Construction 0.6%
Brand Industrial Services, Inc., Tranche B Term Loan, 3 Month SOFR + 5.500%	10.877(c)	08/01/30	75	73,187
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	8.713(c)	06/23/28	150	148,156
Rockwood Service Corp., Initial Term Loan, 1 Month SOFR + 4.364%	9.713(c)	01/23/27	75	74,779
				296,122

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment 3.5%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.500%	10.890%(c)	02/10/27	211	$183,774
Caesars Entertainment, Inc., Term B Loan, 1 Month SOFR + 3.350%	8.698(c)	02/06/30	199	198,536
Cinemark USA, Inc., Term Loan, 3 Month SOFR + 3.750%	9.109(c)	05/24/30	224	224,062
Entain Holdings Gibraltar Ltd., Facility B2, 3 Month SOFR + 3.600%	8.990(c)	10/31/29	248	248,375
Golden Entertainment, Inc., Term B1 Facility Term Loan, 1 Month SOFR + 2.850%	8.197(c)	05/28/30	133	132,778
J&J Ventures Gaming LLC,
2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	9.713(c)	04/26/28	54	51,897
Initial Term Loan, 3 Month SOFR + 4.262%	9.652(c)	04/26/28	98	95,786
Term Loan	—(p)	04/26/28	96	93,415

Maverick Gaming LLC, Term Loan B, 3 Month SOFR + 7.762%	13.150(c)	09/03/26	74	53,208
Ontario Gaming Gta Ltd. Partnership (Canada), Term B Loan, 3 Month SOFR + 4.250%	9.640(c)	08/01/30	75	75,106
Raptor Acquisition Corp., Term B Loan, 3 Month SOFR + 4.262%	9.658(c)	11/01/26	125	125,078
Stars Group Holding BV (Netherlands), Term Loan, 1 Month SOFR + 2.250%	3.250(c)	11/25/30	225	224,250
				1,706,265
Environmental Control 1.4%
Action Environmental Group Inc., The, Initial Term Loan, 3 Month SOFR + 4.500%^	9.878(c)	10/24/30	413	413,560
Covanta Holding Corp.,
2023 Incremental Term B Loan, 1 Month SOFR + 3.000%	8.321(c)	11/30/28	200	199,625
2023 Incremental Term C Loan, 1 Month SOFR + 3.000%	8.321(c)	11/30/28	15	14,972

JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 5.000%	10.403(c)	10/16/30	75	74,437
				702,594

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Foods 0.5%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.463%(c)	06/09/28	273	$242,407
Hand/Machine Tools 0.1%
Alliance Laundry Systems LLC, Initial Term B Loan, 3 Month SOFR + 3.600%	8.994(c)	10/08/27	70	69,764
Healthcare-Products 0.5%
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.463(c)	10/23/28	257	257,320
Healthcare-Services 2.4%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	9.790(c)	02/15/29	252	211,974
Charlotte Buyer, Initial Term B Loan, 1 Month SOFR + 5.250%	10.571(c)	02/11/28	266	265,859
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.614%	9.963(c)	02/04/27	123	121,059
IQVI, Term Loan	—(p)	01/02/31	125	125,208
IVC Acquisition Ltd. (United Kingdom), Term Loan	—(p)	11/30/28	100	98,938
LifePoint Health, Inc., Term Loan B, 3 Month SOFR + 5.762%	11.168(c)	11/16/28	117	112,094
Mamba Purchaser, Inc., Term Loan, 1 Month SOFR + 3.364%	8.713(c)	10/16/28	49	49,112
Pacific Dental Services LLC, Term Loan, 1 Month SOFR + 3.614%	8.957(c)	05/05/28	125	124,525
Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.262%	8.645(c)	06/27/25	247	75,145
				1,183,914

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Holding Companies-Diversified 1.2%
Belfor Holdings, Inc., Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%^	9.098%(c)	11/01/30	250	$249,687
Clue OpCo LLC, Term Loan	—(p)	09/20/30	350	331,625
				581,312
Home Furnishings 0.8%
Osmosis Buyer Limited, Initial Term B Loan, 1 Month SOFR + 3.750%	9.071(c)	07/31/28	74	72,788
Snap One Holdings Corp., Initial Term Loan, 3 Month SOFR + 4.650%^	10.040(c)	12/08/28	199	188,807
Weber-Stephen Products LLC, Initial Term B Loan, 1 Month SOFR + 3.364%	8.713(c)	10/30/27	149	127,574
				389,169
Housewares 0.3%
Lifetime Brands, Inc., Extended Term Loan, 1 Month SOFR + 5.614%	10.937(c)	08/26/27	48	45,533
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.463(c)	10/06/28	123	104,176
				149,709
Insurance 2.3%
Acrisure LLC,
2021-1 Additional Term Loan, 3 Month LIBOR + 3.750%	9.400(c)	02/15/27	346	343,371
First Lien 2021-2 Additional Term Loan, 3 Month LIBOR + 4.250%	9.900(c)	02/15/27	50	49,576

Amwins Group, Inc., February 2023 Incremental Term Loan, 1 Month SOFR + 2.864%	8.213(c)	02/19/28	79	79,499
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.713(c)	01/20/29	200	176,219
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.713(c)	07/31/27	244	238,114
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.448(c)	08/19/28	115	112,185

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)
Asurion LLC, (cont’d.)
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.698%(c)	08/21/28	75	$73,319
Second Lien Term Loan B3, 1 Month SOFR + 5.364%	10.713(c)	01/31/28	50	44,729
				1,117,012
Internet 0.7%
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	9.598(c)	05/03/28	222	214,780
Uber Technologies, Inc., 2023 Refinancing Term Loan, 3 Month SOFR + 2.750%	8.159(c)	03/03/30	119	119,140
				333,920
Investment Companies 0.9%
EIG Management Co. LLC, Initial Term Loan, 1 Month SOFR + 3.850%^	9.198(c)	02/24/25	123	122,739
GIP Pilot Acquisition Partners LP, Initial Term Loan, 3 Month SOFR + 3.000%	8.388(c)	10/04/30	175	174,563
LSF11 Trinity Bidco, Inc., Initial Term Loan, 1 Month SOFR + 4.250%^	9.573(c)	06/14/30	150	149,625
				446,927
Leisure Time 2.0%
Alterra Mountain Co., Series B-3 Term Loan, 1 Month SOFR + 3.850%	9.198(c)	05/31/30	125	124,999
Arcis Golf LLC, Initial Term Loan, 1 Month SOFR + 4.364%	9.713(c)	11/24/28	75	74,728
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month SOFR + 2.100%	7.448(c)	05/24/27	99	98,359
2023 Replacement Term Loan, 1 Month SOFR + 2.750%	8.098(c)	12/13/29	222	220,907

Carnival Corp., Initial Advance, 1 Month SOFR + 3.000%	8.321(c)	08/09/27	100	99,127

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Leisure Time (cont’d.)

Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	9.441%(c)	12/01/28	74	$72,092
Recess Holdings, Inc., New Term Loan, 3 Month SOFR + 4.000%	9.388(c)	03/29/27	70	70,087
Topgolf Callaway Brands Corp., Initial Term Loan, 1 Month SOFR + 3.600%	8.948(c)	03/15/30	249	248,066
				1,008,365
Lodging 0.1%
Hilton Worldwide Finance LLC, Term Loan B-4, 1 Month SOFR + 2.000%	7.443(c)	11/06/30	50	50,018
Machinery-Construction & Mining 0.3%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	8.184(c)	03/02/27	150	150,104
Machinery-Diversified 1.2%
Chart Industries, Inc., New Term B Loan, 1 Month SOFR + 3.350%	8.670(c)	03/15/30	174	173,358
CPM Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.827(c)	09/28/28	49	49,020
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 3 Month SOFR + 3.762%	9.152(c)	05/19/28	50	47,988
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month SOFR + 3.614%	8.963(c)	05/26/28	99	95,894
LSF12 Badger Bidco, LLC, Initial Term Loan, 1 Month SOFR + 6.000%	11.348(c)	08/30/30	150	149,250
Pro Mach Group, Inc.,
Amendment No. 1 Incremental Term Loan (First Lien), 1 Month SOFR + 5.100%^	10.448(c)	08/31/28	25	25,000
Initial Term Loan, 1 Month SOFR + 4.114%	9.463(c)	08/31/28	64	64,066
				604,576
Media 2.8%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.394(c)	10/29/27	125	119,036

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.823%(c)	01/18/28	197	$189,800
Diamond Sports Group LLC, Second Lien Term Loan	10.680	08/24/26	397	8,105
Entercom Media Corp., Term Loan B-2, 3 Month SOFR + 2.762%	8.145(c)	11/18/24	75	32,602
iHeartCommunications, Inc., Incremental Term B Loan, 1 Month SOFR + 3.364%	8.713(c)	05/01/26	280	231,840
Nexstar Broadcasting, Inc., Term B-4 Loan, 1 Month SOFR + 2.614%	7.963(c)	09/18/26	200	199,857
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.713(c)	09/25/26	241	187,086
Sinclair Television Group, Inc., Term Loan B-4, 1 Month SOFR + 3.850%	9.198(c)	04/21/29	98	73,897
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.640(c)	06/24/29	49	49,282
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	8.713(c)	01/31/29	292	288,882
				1,380,387
Metal Fabricate/Hardware 0.9%
Crosby U.S. Acquisition Corp., First Lien Initial Term Loan, 1 Month SOFR + 4.850%	10.185(c)	06/26/26	98	98,039
Grinding Media, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.262%^	9.684(c)	10/12/28	285	275,283
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.443(c)	03/31/28	49	46,805
Delayed Draw Term Commitment, 1 Month SOFR + 6.000%^	0.000(c)	03/31/28	21	6,787
				426,914

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Mining 0.4%
Arsenal Aic Parent LLC, Term B Loan, 1 Month SOFR + 4.500%	9.848%(c)	08/19/30	175	$174,956
Miscellaneous Manufacturing 0.5%
Gates Global LLC, Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.000%	8.348(c)	11/16/29	248	247,562
Packaging & Containers 1.6%
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 4.275%	9.623(c)	04/13/29	138	137,080
LABL, Inc., Initial Dollar Term Loan, 1 Month SOFR + 5.100%	10.448(c)	10/27/28	74	69,808
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 USD Term Loan, 1 Month SOFR + 3.364%	8.713(c)	09/25/28	98	97,990
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), 3 Month SOFR + 4.600%	9.995(c)	10/02/28	161	123,916
ProAmpac PG Borrower LLC, Term Loan B, PRIME + 3.500%	10.939(c)	09/15/28	99	98,000
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month SOFR + 4.262%	9.652(c)	09/15/28	99	96,115
Tranche B-4 Initial Term Loan, 3 Month SOFR + 5.250%	10.640(c)	09/15/28	50	49,344
Tranche B-5 Initial Term Loan, 3 Month SOFR + 4.500%	9.890(c)	09/15/28	99	96,769
				769,022
Pharmaceuticals 1.0%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	9.490(c)	10/01/27	247	237,452
Perrigo Investments LLC, Term Loan B, Term SOFR + 2.500%	7.698(c)	04/20/29	100	99,563
Sharp Midco LLC, Tranche B Term Loan, 3 Month SOFR + 4.500%^	9.896(c)	12/31/28	150	149,812
				486,827

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Pipelines 1.3%
AL GCX Holdings LLC, Initial Term Loan, 1 Month SOFR + 3.600%	8.930%(c)	05/17/29	189	$188,748
AL NGPL Holdings LLC, Third Amendment Incremental Term Loan, 1 Month SOFR + 3.864%	9.194(c)	04/13/28	50	49,506
Buckeye Partners LP, Term Loan	—(p)	11/22/30	200	199,875
GIP III Stetson I LP, Initial Term Loan, 1 Month SOFR + 4.350%	9.698(c)	10/31/28	123	122,536
Northriver Midstream Finance LP (Canada), Term Loan (First Lien), 3 Month SOFR + 3.000%	8.395(c)	08/16/30	100	99,722
				660,387
Private Equity 0.5%
Harbourvest Partners LP, Initial Term Loan, 3 Month SOFR + 3.000%	8.390(c)	04/22/30	250	249,687
Real Estate 1.1%
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month SOFR + 2.600%	7.948(c)	08/27/25	224	221,979
Cushman & Wakefield US Borrower LLC, 2023-2 Refinancing Term Loan, 1 Month SOFR + 4.000%^	9.348(c)	01/31/30	150	146,625
Greystar Real Estate Partners LLC, Term Loan, 3 Month SOFR + 3.750%^	9.147(c)	08/21/30	150	150,000
				518,604
Real Estate Investment Trusts (REITs) 1.3%
Blackstone Mortgage Trust, Inc.,
New Term B Loan, 1 Month SOFR + 2.864%	8.213(c)	04/23/26	99	96,513
Term B-4 Loan, 1 Month SOFR + 3.500%^	8.848(c)	05/09/29	301	288,602

Starwood Property Mortgage LLC, Term Loan B, 1 Month SOFR + 3.250%	8.598(c)	11/18/27	100	99,500
StarWood Property Mortgage LLC, Initial Term Loan, 1 Month SOFR + 2.600%	7.948(c)	07/26/26	146	145,843
				630,458

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail 2.2%
Dave & Buster’s, Inc., Cov-Lite Term Loan, 1 Month SOFR + 3.750%	9.188%(c)	06/29/29	198	$198,136
EG America LLC, Term Loan	—(p)	02/07/28	198	188,275
Empire Today LLC, Closing Date Term Loan, 1 Month SOFR + 5.114%	10.455(c)	04/03/28	123	91,194
Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28	246	243,623
IRB Holding Corp., 2022 Replacement Term B Loan, 1 Month SOFR + 3.100%	8.448(c)	12/15/27	74	74,122
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.198(c)	12/17/27	112	107,607
Peer Holding III BV (Netherlands), Facility B-4 Term Loan, 2 Month SOFR + 3.250%	8.604(c)	10/28/30	100	99,833
SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Month SOFR + 3.614%	8.963(c)	06/02/28	98	97,208
				1,099,998
Semiconductors 0.8%
Altar Bidco, Inc., Initial Term Loan, 6 Month SOFR + 3.100%	8.262(c)	02/01/29	222	221,176
Entegris, Inc., Tranche B Term Loan, 1 Month SOFR + 2.750%	7.883(c)	07/06/29	56	56,445
Natel Engineering Co., Inc., Initial Term Loan, 1 Month SOFR + 6.364%	11.699(c)	04/30/26	149	127,038
				404,659
Software 5.1%
Applovin Corp., Initial Term Loan, 1 Month SOFR + 3.100%	8.448(c)	08/19/30	150	149,587
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.598(c)	02/15/29	277	271,284

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%	9.213%(c)	10/02/25	98	$98,081
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%	10.963(c)	02/27/26	125	124,219

Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	9.198(c)	10/08/28	211	207,487
Cornerstone OnDemand, Inc., Initial Term Loan, 1 Month SOFR + 3.864%	9.213(c)	10/16/28	72	69,715
CT Technologies Intermediate Holdings, Inc., Term Loan 2021 Reprice, 1 Month SOFR + 4.364%	9.713(c)	12/16/25	148	140,645
Evertec Group LLC (Puerto Rico), Term Loan B, 1 Month SOFR + 3.500%	8.848(c)	10/30/30	150	149,625
Hireright Holdings Group, 2023 Extending Term, 3 Month SOFR + 4.000%	9.386(c)	09/27/30	125	124,219
Indicor LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%	9.890(c)	11/22/29	50	49,759
Instructure Holdings, Inc., Term Loan B, 1 Month LIBOR + 3.250%	6.121(c)	10/30/28	225	223,875
Playtika Ltd., Term B-1 Loan, 1 Month LIBOR + 2.750%	8.213(c)	03/13/28	150	148,812
Polaris Newco LLC, First Lien Dollar Term Loan, 1 Month SOFR + 4.114%	9.463(c)	06/02/28	258	250,127
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.198(c)	10/02/28	223	214,178
Renaissance Holding Corp., 2023 Term Loan, 3 Month SOFR + 4.750%	10.007(c)	04/05/30	125	124,719
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.694(c)	07/14/28	147	135,925
				2,482,257
Telecommunications 6.2%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.390(c)	12/17/27	182	180,717

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
CenturyLink, Inc., Term B Loan, 1 Month SOFR + 2.364%	7.713%(c)	03/15/27	142	$86,404
Ciena Corporation, New 2023 Incremental Term, 1 Month SOFR + 2.000%	7.331(c)	10/24/30	50	50,021
CommScope, Inc., Initial Term Loan, 1 Month SOFR + 3.364%	8.713(c)	04/06/26	198	173,140
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month SOFR + 3.500%	8.848(c)	12/11/26	177	176,935
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month SOFR + 5.114%	10.435(c)	04/27/27	250	251,250
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	276	254,960
Global Tel Link Corp., First Lien Term Loan, 3 Month SOFR + 4.400%	9.783(c)	11/29/25	123(r)	118,059
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.389(c)	01/31/30	175	174,519
Iridium Satellite LLC, Cov-Lite Term Loan B, 1 Month SOFR + 2.500%	7.848(c)	09/20/30	93	92,540
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.213(c)	03/01/27	30	28,200
MLN US HoldCo LLC,
Initial Term Loan, 3 Month SOFR + 6.540%	11.935(c)	10/18/27	22	12,094
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.195(c)	10/18/27	50	7,449
Term B Loan, 3 Month SOFR + 9.350%^	14.745(c)	10/18/27	4	320

Numericable US LLC (France), USD Term Loan B-12, 3 Month LIBOR + 3.688%	9.343(c)	01/31/26	125	116,612
Orbcomm, Inc., Closing Date Term Loan, 1 Month SOFR + 4.364%	9.806(c)	09/01/28	97(r)	89,765
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	11.116(c)	08/01/29	237	207,857
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%^	10.231(c)	11/01/24	98	78,747

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.848%(c)	03/02/29	321	$308,617
Initial Term Loan, 1 Month SOFR + 4.614%	9.944(c)	05/30/30	100	96,062

Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.652(c)	10/02/28	421	260,800
Zacapa Sarl (Luxembourg), Initial Term Loan 2022, 3 Month SOFR + 4.000%	9.390(c)	03/22/29	121	120,417
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.463(c)	03/09/27	210	178,150
				3,063,635
Textiles 0.4%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.290(c)	12/12/25	222	205,594
Transportation 1.0%
Daseke Cos., Inc., Term Loan, 1 Month SOFR + 4.114%	9.463(c)	03/09/28	152	150,526
First Student Bidco, Inc., Incremental Term B Loan, 3 Month SOFR + 4.100%	9.490(c)	07/21/28	162	160,870
Pods LLC, Term Loan, 1 Month SOFR + 3.114%	8.463(c)	03/31/28	174	165,176
				476,572

Total Floating Rate and Other Loans (cost $36,737,395)				36,485,477

Total Long-Term Investments (cost $47,200,460)				46,989,657

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Short-Term Investment 11.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $5,417,864)(wb)	5,417,864	$5,417,864

TOTAL INVESTMENTS 106.8% (cost $52,618,324)		52,407,521
Liabilities in excess of other assets(z) (6.8)%		(3,318,725)

Net Assets 100.0%		$49,088,796

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,489,439 and 5.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $270,736. The aggregate value of $256,680 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Unfunded loan commitments outstanding at November 30, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group Inc., The, Delayed Draw Term Loan, —%(p), Maturity Date 10/24/30 (cost $62,079)^	62	$61,492	$587	$—
Omnia Partners, LLC, Delayed Draw Term Loan, 1 Month SOFR + 4.250% (Cap N/A, Floor 0.000%), 4.250%(c), Maturity Date 07/25/30 (cost $17,132)	17	17,187	—	(56)
Tank Holding Corp., Delayed Draw Term Commitment, —%(p), Maturity Date 03/31/28 (cost $13,791)^	14	13,373	419	—
		$92,052	$1,006	$(56)
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	20 Year U.S. Treasury Bonds	Mar. 2024	$349,312	$2,805
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	246,000	2,713
				5,518
Short Positions:
12	2 Year U.S. Treasury Notes	Mar. 2024	2,453,531	(9,853)
21	5 Year U.S. Treasury Notes	Mar. 2024	2,243,883	(16,512)
10	10 Year U.S. Treasury Notes	Mar. 2024	1,097,969	(6,859)
				(33,224)
				$(27,706)
Forward foreign currency exchange contracts outstanding at November 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/04/23	JPM	EUR	240	$262,487	$261,448	$—	$(1,039)

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/04/23	BNYM	EUR	240	$254,256	$261,448	$—	$(7,192)
Expiring 01/12/24	JPM	EUR	240	262,974	261,929	1,045	—
				$517,230	$523,377	1,045	(7,192)
						$1,045	$(8,231)
Credit default swap agreements outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	4,158	4.029%	$31,209	$203,012	$171,803
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	2,250	0.625%	21,212	42,284	21,072
					$52,421	$245,296	$192,875
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).